Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

A reconciliation of the income tax provision computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2016	2015
U.S. federal statutory rate	35.00%	34.00%
Warrant liability	-%	3.71%
State & local taxes	(5.21)%	5.78%
Tax on foreign operations	-%	0.36%
State research and development credits	1.87%	1.47%
Other	0.97%	(3.11)%
Valuation allowance	(32.63)%	(42.21)%
Effective tax rate	-%	-%

Significant components of the Company’s deferred tax assets as of December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets:
Net operating loss carry forwards	$29,861,148	$29,092,799
Research and development credits	1,220,115	1,163,616
Nonqualified stock option compensation expense	537,037	374,769
Other temporary book - tax differences	254,813	258,445
Total deferred tax assets	31,873,112	30,889,629
Valuation allowance for deferred tax assets	(31,873,112)	(30,889,629)
Net deferred tax assets	$-	$-

A valuation allowance has been recognized to offset the Company’s net deferred tax asset as it is more likely than not that such net asset will not be realized. The Company primarily considered its historical loss and potential Internal Revenue Code Section 382 limitations to arrive at its conclusion that a valuation allowance was required. The Company’s valuation allowance increased $983,483 from December 31, 2015 to December 31, 2016.

At December 31, 2016, the Company had Federal income tax net operating loss carryforwards of $79,458,888 and New Jersey income tax net operating loss carryforwards of $19,233,370. Foreign income tax net operating loss carryforwards were $7,403,077 as of December 31, 2016. The Company also had Federal research tax credit carryforwards of $1,220,115 at December 31, 2016 and $1,163,616 at December 31, 2015. The Company’s net operating losses and research credits may ultimately be limited by Section 382 of the code and, as a result, it may be unable to offset future taxable income (if any) with losses, or its tax liability with credits, before such losses and credits expire. The Federal and New Jersey net operating loss carryforwards and Federal tax credit carryforwards will expire at various times between 2017 and 2035 unless utilized.

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions. It is the Company’s policy to report interest and penalties, if any, related to unrecognized tax benefits in income tax expense.